Investments (Details 10) (USD $) In Thousands, unless otherwise specified			12 Months Ended																12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 70% and less Maximum	Dec. 31, 2012 71 - 80% Minimum	Dec. 31, 2012 71 - 80% Maximum	Dec. 31, 2012 81 - 95% Minimum	Dec. 31, 2012 81 - 95% Maximum	Dec. 31, 2012 Greater than 95% Minimum	Dec. 31, 2012 Commercial mortgage loans	Dec. 31, 2011 Commercial mortgage loans	Dec. 31, 2012 Commercial mortgage loans 70% and less	Dec. 31, 2011 Commercial mortgage loans 70% and less	Dec. 31, 2012 Commercial mortgage loans 71 - 80%	Dec. 31, 2011 Commercial mortgage loans 71 - 80%	Dec. 31, 2012 Commercial mortgage loans 81 - 95%	Dec. 31, 2011 Commercial mortgage loans 81 - 95%	Dec. 31, 2012 Commercial mortgage loans Greater than 95%	Dec. 31, 2011 Commercial mortgage loans Greater than 95%	Dec. 31, 2012 Commercial mortgage loans Investment portfolio Geographic concentration risk California, New York and Utah	Dec. 31, 2012 Commercial mortgage loans Investment portfolio Geographic concentration risk California, New York and Utah Minimum	Dec. 31, 2011 Commercial mortgage loans Investment portfolio Geographic concentration risk California, New York and Utah Minimum	Dec. 31, 2012 Commercial mortgage loans Investment portfolio Geographic concentration risk California, New York and Utah Maximum	Dec. 31, 2011 Commercial mortgage loans Investment portfolio Geographic concentration risk California, New York and Utah Maximum
Commercial mortgage loans
Concentration percentage																			39.00%
Loan-to-value percentage			70.00%	71.00%	80.00%	81.00%	95.00%	95.00%
Carrying Value									$ 632,152	$ 676,485	$ 545,156	$ 542,401	$ 41,449	$ 78,255	$ 31,378	$ 34,538	$ 14,169	$ 21,291		$ 36	$ 66	$ 11,588	$ 11,979
Less valuation allowance									(3,646)	(5,381)
Net commercial mortgage loans	$ 628,506	$ 671,104							$ 628,506	$ 671,104
% of Gross Mortgage Loans (as a percent)									100.00%	100.00%	86.20%	80.20%	6.60%	11.60%	5.00%	5.10%	2.20%	3.10%
Debt-Service Coverage ratio (as a percent)									1.86%	1.98%	1.98%	2.17%	1.31%	1.40%	0.92%	1.19%	1.06%	0.63%